Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Investments in associates and joint ventures
Schedule of material non consolidated entities - joint ventures

	Location	Main activity/Business	% Ownership	% Voting capital	% Noncontrolling interest
Joint ventures
Aliança Geração de Energia S.A.	Brazil	Energy	55.0%	55.0%	45.0%
Companhia Coreano-Brasileira de Pelotização	Brazil	Pellets	50.0%	50.0%	50.0%
Companhia Hispano-Brasileira de Pelotização	Brazil	Pellets	50.9%	51.0%	49.1%
Companhia Ítalo-Brasileira de Pelotização	Brazil	Pellets	50.9%	51.0%	49.1%
Companhia Nipo-Brasileira de Pelotização	Brazil	Pellets	51.0%	51.1%	49.0%
Companhia Siderúrgica do Pecém (“CSP”)	Brazil	Steel	50.0%	50.0%	50.0%
MRS Logística S.A.	Brazil	Logistics	48.2%	46.8%	51.8%
Nacala Corridor Holding Netherlands B.V.	Netherlands	Coal	50.0%	50.0%	50.0%
Samarco Mineração S.A.	Brazil	Pellets	50.0%	50.0%	50.0%

Schedule of material non consolidated entities - direct and indirect associates
Direct and indirect associates
Henan Longyu Energy Resources Co., Ltd.	China	Coal	25.0%	25.0%	75.0%
VLI S.A.	Brazil	Logistics	37.6%	37.6%	62.4%

Schedule of changes in investments in associates and joint ventures

	2017			2016
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Balance at January 1st,	1,437	2,259	3,696	1,323	1,617	2,940

Additions (i)	1	92	93	1	238	239
Disposals	—	—	—	(7)	—	(7)
Translation adjustment	(2)	(28)	(30)	175	338	513
Equity results in income statement	57	41	98	69	240	309
Equity results from discontinued operations	—	—	—	3	—	3
Equity results in statement of comprehensive income	—	(152)	(152)	—	—	—
Dividends declared (ii)	(57)	(226)	(283)	(37)	(165)	(202)
Transfer to held for sale	—	—	—	(90)	—	(90)
Others	5	141	146	—	(9)	(9)

Balance at December 31,	1,441	2,127	3,568	1,437	2,259	3,696

(i)  Refers to the Coal and Other segments in the amounts of US$75 and US$18, respectively, on December 31, 2017 and US$187 and US$52, respectively, on December 31, 2016.

(ii)  In 2017, the Company received dividends in the amount of US$227, of which US$179 were declared during 2017.

Schedule of investments in associates and joint ventures, equity results and dividends received

			Investments in associates and
			joint ventures		Equity results in the income statement			Dividends received
			December 31,	December 31,	Year ended December 31			Year ended December 31
Associates and joint ventures	% ownership	% voting capital	2017	2016	2017	2016	2015	2017	2016	2015
Ferrous minerals
Baovale Mineração S.A.	50.00	50.00	26	26	7	9	—	1	—	—
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	89	68	50	17	25	19	26	19
Companhia Hispano-Brasileira de Pelotização	50.89	51.00	82	59	41	15	14	16	27	16
Companhia Ítalo-Brasileira de Pelotização	50.90	51.00	80	69	40	16	21	17	9	14
Companhia Nipo-Brasileira de Pelotização	51.00	51.11	137	108	93	29	46	29	41	30
MRS Logística S.A.	48.16	46.75	517	488	69	57	43	29	10	22
Samarco Mineração S.A.	50.00	50.00	—	—	—	—	(167)	—	—	146
VLI S.A.	37.60	37.60	968	969	29	36	46	19	—	8
Zhuhai YPM Pellet Co.	25.00	25.00	23	21	—	—	—	—	—	—
Others			—	—	—	—	(2)	—	—	—

			1,922	1,808	329	179	26	130	113	255
Coal
Henan Longyu Energy Resources Co., Ltd.	25.00	25.00	317	285	20	(4)	(3)	—	—	28

			317	285	20	(4)	(3)	—	—	28
Base metals
Korea Nickel Corp.	25.00	25.00	13	12	1	(1)	(3)	—	4	—
Teal Minerals Inc.	50.00	50.00	—	—	—	(3)	(129)	—	—	—

			13	12	1	(4)	(132)	—	4	—
Others
Aliança Geração de Energia S.A.	55.00	55.00	571	582	27	46	50	29	39	30
Aliança Norte Energia Participações S.A.	51.00	51.00	160	148	(2)	(6)	1	—	—	—
California Steel Industries, Inc.	50.00	50.00	200	185	42	33	(27)	27	4	—
Companhia Siderúrgica do Pecém	50.00	50.00	262	527	(264)	25	(307)	—	—	—
Mineração Rio Grande do Norte S.A.	40.00	40.00	101	129	13	48	40	41	32	3
Thyssenkrupp Companhia Siderúrgica do Atlântico Ltd.	—	—	—	—	—	—	(80)	—	—	—
Others			22	20	(68)	(8)	(13)	—	1	2

			1,316	1,591	(252)	138	(336)	97	76	35

Total			3,568	3,696	98	309	(445)	227	193	318

Summarized financial information about relevant associates and joint ventures

	December 31, 2017
	Joint ventures				Associates
	Aliança Geração de Energia	CSP	Pelletizing (i)	MRS Logística	Henan Longyu	VLI S.A.
Current assets	137	759	760	309	1,072	738
Non-current assets	1,200	3,712	310	2,063	422	4,170

Total assets	1,337	4,471	1,070	2,372	1,494	4,908

Current liabilities	86	1,060	301	454	226	537
Non-current liabilities	213	2,887	5	844	—	1,799

Total liabilities	299	3,947	306	1,298	226	2,336

Stockholders’equity	1,038	524	764	1,074	1,268	2,574

Net income (loss)	49	(528)	442	143	79	77

	December 31, 2016
	Joint ventures				Associates
	Aliança Geração de Energia	CSP	Pelletizing (i)	MRS Logística	Henan Longyu	VLI S.A.
Current assets	115	743	392	233	903	389
Non-current assets	1,208	3,809	318	2,091	456	4,169

Total assets	1,323	4,552	710	2,324	1,359	4,558

Current liabilities	165	664	109	433	200	677
Non-current liabilities	100	2,835	3	877	19	1,304

Total liabilities	265	3,499	112	1,310	219	1,981

Stockholders’equity	1,058	1,053	598	1,014	1,140	2,577

Net income (loss)	84	49	152	118	(17)	95

(i)  Aggregate entity information: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, Companhia Nipo-Brasileira de Pelotização.